Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of Composition and Movements in Net Intangible Assets
The composition of and movements in net intangible assets in 2019 and 2018 are as follows:

2019
Millions of euros	Balance at 12/31/2018	Additions (1)	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/2019
Service concession arrangements and licenses	9,995	25	(1,227)	(495)	333	23	(88)	8,566
Software	2,940	420	(1,464)	(4)	1,113	(6)	(19)	2,980
Customer base	2,138	—	(478)	—	9	(3)	—	1,666
Trademarks	690	—	(58)	—	—	8	—	640
Other intangible assets	77	15	(21)	—	(18)	(1)	—	52
Intangible assets in process	1,016	2,267	—	(1)	(1,146)	—	(6)	2,130
Total intangible assets	16,856	2,727	(3,248)	(500)	291	21	(113)	16,034
(1) Total additions of intangible assets in 2019 amounted to 2,733 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).

2018
Millions of euros	Balance at 12/31/17	Additions	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/2018
Service concession arrangements and licenses	10,785	509	(1,221)	—	(9)	(69)	—	9,995
Software	2,987	632	(1,450)	(19)	876	(86)	—	2,940
Customer base	2,731	—	(539)	—	(5)	(49)	—	2,138
Trademarks	780	—	(58)	—	—	(32)	—	690
Other intangible assets	86	22	(30)	—	4	(2)	(3)	77
Intangible assets in process	636	815	—	—	(412)	(23)	—	1,016
Total intangible assets	18,005	1,978	(3,298)	(19)	454	(261)	(3)	16,856

Schedule of Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2019 and 2018 are as follows:

Balance at 12/31/2019
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	20,414	(11,848)	—	8,566
Software	17,578	(14,597)	(1)	2,980
Customer base	6,544	(4,878)	—	1,666
Trademarks	1,887	(1,247)	—	640
Other intangible assets	956	(901)	(3)	52
Intangible assets in process	2,130	—	—	2,130
Total intangible assets	49,509	(33,471)	(4)	16,034

Balance at 12/31/2018
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,145	(11,150)	—	9,995
Software	17,153	(14,213)	—	2,940
Customer base	6,766	(4,628)	—	2,138
Trademarks	1,853	(1,163)	—	690
Other intangible assets	1,022	(942)	(3)	77
Intangible assets in process	1,016	—	—	1,016
Total intangible assets	48,955	(32,096)	(3)	16,856

The movement in goodwill assigned to each Group segment was as follows:

2019
Millions of euros	Balance at 12/31/2018	Disposals	Additions	Write-offs	Exchange rate impact and other	Balance at 12/31/2019
Telefónica Spain	4,310	(11)	—	—	—	4,299
Telefónica Brazil	8,991	(1)	—	—	(176)	8,814
Telefónica Germany	4,815	—	4	—	—	4,819
Telefónica United Kingdom	4,611	—	—	—	236	4,847
Telefónica Hispam Norte	464	(144)	—	—	5	325
Telefónica Hispam Sur	2,462	(22)	—	(206)	(31)	2,203
Others	95	(1)	2	—	—	96
Total	25,748	(179)	6	(206)	34	25,403

2018
Millions of euros	Balance at 12/31/2017	Transfer to Non-currents assets held for sale	Write-offs and disposals	Exchange rate impact and other	Balance at 12/31/2018
Telefónica Spain	4,310	—	—	—	4,310
Telefónica Brazil	10,057	—	—	(1,066)	8,991
Telefónica Germany	4,815	—	—	—	4,815
Telefónica United Kingdom	4,648	—	—	(37)	4,611
Telefónica Hispam Norte	1,002	(183)	(350)	(5)	464
Telefónica Hispam Sur	1,907	—	—	555	2,462
Others	102	—	(6)	(1)	95
Total	26,841	(183)	(356)	(554)	25,748